Note 13 - Parenthetical Information for Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Impact before tax recognized in Groups Consol Statement of Inc and corresponding inc in Groups Consol Statement of Comprehensive Income due to refinement to methodology for the own credit adjustment calculation	€ 55